INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	27.00%	27.00%
Average effective tax rate	31.00%	(86.00%)
Net deferred tax assets	$ 88,732	$ 57,062
Deductible temporary differences for which no deferred tax asset is recognised	480,704	380,580
Entities that have had a loss for tax purposes in either current or previous year, or both [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	88,700	57,100
Deductible temporary differences for which no deferred tax asset is recognised	$ 263,900	$ 187,200